Retirement Plans and Other Retiree Benefits - Retirement Plans and Other Retiree Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in plan assets
Plan assets at beginning of period	$ 326,458
Plan assets at fair value at end of period	$ 317,510	$ 326,458
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	3.80%	4.50%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	$ 2,223	$ 5,244	$ 6,510
Prior service credits, net of tax	(5)	(248)	(109)
Defined Pension Benefit Plans [Member]
Change in benefit obligation
Benefit obligation at beginning of period	435,462	491,118
Service cost		780	2,854
Interest cost	16,183	18,734	19,904
Plan curtailments		(10,314)
Benefits paid	(30,454)	(30,204)
Actuarial (gain) loss	3,738	(34,652)
Benefit obligation at end of period	424,929	435,462	491,118
Change in plan assets
Plan assets at beginning of period	326,458	339,619
Employer contributions	606	16,435
Actual return on plan assets	20,829	607
Benefits paid	(30,454)	(30,204)
Plan assets at fair value at end of period	317,439	326,458	339,619
Accrued benefit costs and funded status of the plans	(107,490)	(109,004)
Accumulated benefit obligation	$ 424,929	$ 435,462
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	3.82%	4.53%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate	4.53%	4.01%
Expected rate of return on plan assets	7.80%	7.80%
Rate of compensation increase		3.25%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	$ 2,228	$ 4,883
Prior service credits, net of tax	(8)	(383)
Total	2,220	4,500
Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial loss, net of tax	87,981	84,866
Prior service credits, net of tax	(343)	(348)
Total	87,638	84,518
Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial loss	(3,751)	(3,370)
Total	(3,751)	(3,370)
Other Postretirement Benefit Plans [Member]
Change in benefit obligation
Benefit obligation at beginning of period	90,583	116,086
Service cost		70	128
Interest cost	3,363	4,592	4,562
Employee contributions	422	403
Plan amendments		(202)
Benefits paid	(3,310)	(3,401)
Actuarial (gain) loss	(8,161)	(26,965)
Benefit obligation at end of period	82,897	90,583	$ 116,086
Change in plan assets
Employer contributions	2,888	2,998
Employee contributions	422	403
Benefits paid	(3,310)	(3,401)
Accrued benefit costs and funded status of the plans	$ (82,897)	$ (90,583)
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	4.19%	4.50%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate	4.50%	4.04%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	$ (5)	$ 361
Prior service credits, net of tax	3	135
Total	(2)	496
Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial loss, net of tax	(9,468)	(4,320)
Total	(9,468)	(4,320)
Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Prior service credits	8	8
Total	$ 8	$ 8